Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Effective statutory tax rate	21.00%	21.00%	21.00%	21.00%
Federal depository insurance coverage (in Dollars)			$ 250,000		$ 250,000
Income tax rate					0.00%	(23.50%)
Technical correction rate					50.00%
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax rate					30.00%
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of warrants (in Shares)			11,118,750		11,118,750